Basis of Presentation and Summary of Significant Accounting Policies (Narrative 1) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Foreign currency transaction gain (loss), before tax	$ (5.7)	$ 0.4	$ (4.5)
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in investment required for equity method	50.00%
Ownership percentage in investment required for cost method	20.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in investment required for equity method	20.00%
Plural Editora e Grafica [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	49.00%
World Color Chile [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Argentina Operations [Member]
Schedule of Equity Method Investments [Line Items]
Subsidiary or equity method Investee, cumulative percentage ownership after all transactions	85.00%
Noncontrolling interest, ownership percentage by noncontrolling owners	15.00%